Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Dreyfus Institutional Liquidity Funds
Entity Central Index Key	0001717375
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000195671 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Treasury and Agency Liquidity Money Market Fund
Class Name	BNY Dreyfus Treasury and Agency Liquidity Money Market Fund
Trading Symbol	DTLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Treasury and Agency Liquidity Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Dreyfus Treasury and Agency Liquidity Money Market Fund	$5	0.09%*
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09% [1]
Material Change Date	May 29, 2026
Net Assets	$ 10,106,000,000
Holdings Count | Holding	8
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings
$10,106	8

Holdings [Text Block]	Portfolio Holdings (as of 5/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund changed its name from Dreyfus Treasury and Agency Liquidity Money Market Fund to BNY Dreyfus Treasury and Agency Liquidity Money Market Fund.
This is a summary of certain changes to the Fund since December 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund changed its name from Dreyfus Treasury and Agency Liquidity Money Market Fund to BNY Dreyfus Treasury and Agency Liquidity Money Market Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview

[1]	Annualized.